Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2014
Financial Highlights
Schedule of financial highlights reflecting total return and relevant ratios to Partnership

	2014	2013	2012

Total return — Class A Units	6.66%	(3.84)%	(6.13)%
Total return — Class B Units	6.07%	(4.44)%	(6.74)%
Total return — Legacy 1 Class Units	8.64%	(1.75)%	(3.96)%
Total return — Legacy 2 Class Units	8.55%	(1.95)%	(4.26)%
Total return — Global 1 Class Units	9.34%	(1.22)%	(3.30)%
Total return — Global 2 Class Units	9.14%	(1.44)%	(3.55)%
Total return — Global 3 Class Units	7.46%	(3.06)%	(5.19)%
Ratios as a percentage of average net assets:
Expenses prior to incentive fees	5.82%	6.29%	6.34%
Incentive fees	2.33%	0.28%	1.23%
Total expenses	8.15%	6.57%	7.57%
Net investment loss (1)	(5.51)%	(6.05)%	(6.09)%

(1) Excludes incentive fee.

Schedule of per unit performance calculations activity related to the Partnership

	Class A	Class B	Legacy 1	Legacy 2	Global 1	Global 2	Global 3
	Units	Units	Class Units	Class Units	Class Units	Class Units	Class Units
Per Unit Performance (for unit outstanding throughout the entire period):
Net asset value per unit at December 31, 2011	$1,295.84	$1,099.04	$912.23	$903.06	$874.34	$866.22	$822.60
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	16.23	14.22	10.83	11.37	11.36	11.07	10.63
Expenses net of interest income*	(95.70)	(88.29)	(46.96)	(49.83)	(40.18)	(41.80)	(53.33)
Total income (loss) from operations	(79.47)	(74.07)	(36.13)	(38.46)	(28.82)	(30.73)	(42.70)
Net asset value per unit at December 31, 2012	1,216.37	1,024.97	876.10	864.60	845.52	835.49	779.90
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	30.09	25.15	21.46	21.71	20.77	20.73	19.29
Expenses net of interest income*	(76.80)	(70.70)	(36.80)	(38.55)	(31.05)	(32.77)	(43.16)
Total income (loss) from operations	(46.71)	(45.55)	(15.34)	(16.84)	(10.28)	(12.04)	(23.87)
Net asset value per unit at December 31, 2013	1,169.66	979.42	860.76	847.76	835.24	823.45	756.03
Income (loss) from operations
Net realized and change in unrealized gain (loss) from trading	168.43	140.66	125.72	115.14	126.11	117.18	110.61
Expenses net of interest income*	(90.52)	(81.24)	(51.33)	(42.64)	(48.11)	(41.94)	(54.17)
Total income (loss) from operations	77.91	59.42	74.39	72.50	78.00	75.24	56.44
Net asset value per unit at December 31, 2014	$1,247.57	$1,038.84	$935.15	$920.26	$913.24	$898.69	$812.47

* Expenses net of interest income per unit and organization and offering costs per unit are calculated by dividing the expenses net of interest income by the average number of units outstanding during the period. The net realized and change in unrealized gain from trading is a balancing amount necessary to reconcile the change in net asset value per unit with the other per unit information.